CONSOLIDATED STATEMENT OF CHANGES IN EQUITY € in Millions	Attributable to the owner of the parent USD ($)	Share capital USD ($)	Share premium USD ($)	other reserves USD ($)	Retained earnings USD ($)	Foreign currency translation reserve USD ($)	Cash Flow Hedge reserve USD ($)	Non-controlling interests USD ($)	USD ($)	EUR (€)
Balance at beginning of the period at Dec. 31, 2022	$ 455,000,000	$ 267,000,000	$ 5,989,000,000	$ (5,647,000,000)	$ (144,000,000)	$ (18,000,000)	$ 8,000,000		$ 455,000,000
(Loss)/profit for the year	(50,000,000)				(50,000,000)				(50,000,000)	€ (46)
Total other comprehensive income/(expense) for the year	(64,000,000)				(12,000,000)	8,000,000	(60,000,000)		(64,000,000)
Hedging losses transferred to cost of inventory	29,000,000						29,000,000		29,000,000
NOMOQ acquisition (Note 11)	(7,000,000)			(7,000,000)				$ 6,000,000	(1,000,000)
Dividends (Note 25)	(263,000,000)				(263,000,000)				(263,000,000)
Balance at end of the period at Dec. 31, 2023	100,000,000	267,000,000	5,989,000,000	(5,654,000,000)	(469,000,000)	(10,000,000)	(23,000,000)	6,000,000	106,000,000
(Loss)/profit for the year	(3,000,000)				(3,000,000)				(3,000,000)	(3)
Total other comprehensive income/(expense) for the year	21,000,000				(2,000,000)	10,000,000	13,000,000		21,000,000
Hedging losses transferred to cost of inventory	2,000,000						2,000,000		2,000,000
NOMOQ put and call liability (Note 22)	2,000,000			2,000,000					2,000,000
Dividends (Note 25)	(264,000,000)				(264,000,000)				(264,000,000)
Balance at end of the period at Dec. 31, 2024	(142,000,000)	267,000,000	5,989,000,000	(5,652,000,000)	(738,000,000)		(8,000,000)	6,000,000	(136,000,000)	(131)
(Loss)/profit for the year	11,000,000				11,000,000				11,000,000	10
Total other comprehensive income/(expense) for the year	(6,000,000)				17,000,000	(51,000,000)	28,000,000	1,000,000	(5,000,000)
Hedging losses transferred to cost of inventory	6,000,000						6,000,000		6,000,000
NOMOQ put and call liability (Note 22)	(1,000,000)			(1,000,000)				1,000,000
Redemption of preferred shares (Note 18)	(289,000,000)	(260,000,000)				(29,000,000)			(289,000,000)
Dividends (Note 25)	(262,000,000)				(262,000,000)				(262,000,000)
Balance at end of the period at Dec. 31, 2025	$ (683,000,000)	$ 7,000,000	$ 5,989,000,000	$ (5,653,000,000)	$ (972,000,000)	$ (80,000,000)	$ 26,000,000	$ 8,000,000	$ (675,000,000)	€ (574)